EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY
Schedule of reconciliations of common and preferred outstanding shares

	2020		2019		2018
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,127,010,827	571,929,945	1,124,233,755	571,929,945	1,137,327,184
Acquisition of Treasury shares	-	-	-	-	-	(16,000,000)
Exercise of long-term incentive plan	-	2,220,660	-	2,777,072	-	1,597,235
Transfer of shares	-	-	-	-	-	1,309,336
Balance at the end of the year	571,929,945	1,129,231,487	571,929,945	1,127,010,827	571,929,945	1,124,233,755

Schedule of ownership of shares

	Shareholders
	2020
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	2,147,800	0.2	560,046,701	32.6
Brazilian institutional investors	3,397,955	0.6	227,262,531	19.8	230,660,486	13.4
Foreign institutional investors	3,142,148	0.5	492,076,396	42.9	495,218,544	28.8
Other shareholders	7,490,941	1.3	407,744,760	35.6	415,235,701	24.1
Treasury stock	1,697,538	0.3	16,799,758	1.5	18,497,296	1.1
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2019
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	69,852,184	6.1	627,751,085	36.5
Brazilian institutional investors	3,068,614	0.5	241,698,143	21.1	244,766,757	14.2
Foreign institutional investors	3,875,655	0.7	427,735,548	37.3	431,611,203	25.1
Other shareholders	7,086,775	1.2	387,724,952	33.8	394,811,727	23.0
Treasury stock	1,697,538	0.3	19,020,418	1.7	20,717,956	1.2
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2018
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	95,469,922	8.3	653,368,823	38.0
Brazilian institutional investors	2,383,207	0.4	224,073,547	19.6	226,456,754	13.2
Foreign institutional investors	4,836,488	0.8	410,387,290	35.8	415,223,778	24.1
Other shareholders	6,811,349	1.2	394,302,996	34.4	401,114,345	23.3
Treasury stock	1,697,538	0.3	21,797,490	1.9	23,495,028	1.4
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

*Metalúrgica Gerdau S.A. is the controlling shareholder and Indac – Ind. Adm. e Com. Ltda. is the ultimate controlling shareholder of the Company.

Schedule of changes in treasury stocks

	2020
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	19,020,418	241,985
Exercise of long-term incentive plan	-	-	(2,220,660)	(13,233)
Closing balance	1,697,538	557	16,799,758	228,752

	2019
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	21,797,490	279,869
Exercise of long-term incentive plan	-	-	(2,777,072)	(37,884)
Closing balance	1,697,538	557	19,020,418	241,985

	2018
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	8,704,061	75,528
Repurchases	-	-	16,000,000	243,396
Exercise of long-term incentive plan	-	-	(1,597,235)	(27,433)
Transfer of shares	-	-	(1,309,336)	(11,622)
Closing balance	1,697,538	557	21,797,490	279,869

Schedule of effects of interest changes in subsidiaries

	December 31, 2020
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	-	12,776	12,776
Effects of interest changes in subsidiaries	-	12,776	12,776

	December 31, 2019
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	-	(1,586)	(1,586)
Effects of interest changes in subsidiaries	-	(1,586)	(1,586)

	December 31, 2018
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	-	(85,483)	(85,483)
Effects of interest changes in subsidiaries	-	(85,483)	(85,483)

(i) Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

Schedule of dividend amounts considered as distributed using the balance of the Investments and Working Capital Reserve

	2020	2019	2018
Net income	2,365,763	1,203,736	2,303,868
Constitution of legal reserve	(109,649)	(55,876)	(115,193)
Constitution of the tax incentives reserve	(172,792)	(86,216)	(17,051)
Net income before dividends and interest on capital	2,083,322	1,061,644	2,171,624
Dividends and interest on capital	(714,487)	(356,539)	(765,339)
Net income before constitution of investments and working capital reserve	1,368,835	705,105	1,406,285

Constitution of investments and working capital reserve	(1,368,835)	(705,105)	(1,406,285)

Schedule of dividends and interest on capital

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2020	2019	2018
1st quarter	Dividends	-	-	-	-	-	118,803	-
1st quarter	Interest	-	-	-	-	-	-	136,152
2nd quarter	Dividends	-	-	-	-	-	118,817	-
2nd quarter	Interest	-	-	-	-	-	-	238,293
3rd quarter	Dividends	0.12	1,701,161	11/6/2020	11/19/2020	204,139	67,951	221,278
4th quarter	Dividends	-	-	-	-	-	50,968	169,616
4th quarter	Interest	0.17	1,701,161	12/21/2020	3/25/2021	289,197	-	-
4th quarter	Interest	0.13	1,701,161	3/11/2021	3/25/2021	221,151	-	-
Proposed Interest and Dividends						714,487	356,539	765,339
Credit per share (R$)						0.42	0.21	0.45